Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	111 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Franklin International Low Volatility High Dividend Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Low Volatility High Dividend Index ETF (NAV)
Average Annual Return, Percent	14.35%	15.73%	9.17%
Franklin U.S. Low Volatility High Dividend Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Low Volatility High Dividend Index ETF (NAV)
Average Annual Return, Percent	15.76%	13.71%		9.06%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	6.09%	10.92%	6.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	7.22%	18.18%		12.88%
Franklin International Low Volatility High Dividend Hedged Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin International Low Volatility High Dividend Hedged Index-NR
Average Annual Return, Percent	14.90%	16.20%	9.63%
MSCI World ex U.S. IMI (Local) Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex U.S. IMI (Local) Index-NR
Average Annual Return, Percent	5.08%	13.39%	8.24%
Franklin Low Volatility High Dividend Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Low Volatility High Dividend Index-NR
Average Annual Return, Percent	16.09%	13.97%		9.32%